Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Retained earnings	Exchange reserve	Total
Balance at Mar. 31, 2022	$ 1		$ 2,160	$ (6)	$ 2,155
Balance (in Shares) at Mar. 31, 2022	11,250,000
Profit for the period			1,670		1,670
Other comprehensive income for the period				7	7
Balance at Mar. 31, 2023	$ 1		3,830	1	3,832
Balance (in Shares) at Mar. 31, 2023	11,250,000
Profit for the period			1,769		1,769
Other comprehensive income for the period				28	28
Balance at Mar. 31, 2024	$ 1		5,599	29	5,629
Balance (in Shares) at Mar. 31, 2024	11,250,000
Profit for the period			898		898
Issuance of new shares		5,570			5,570
Issuance of new shares (in Shares)	1,750,000
Other comprehensive income for the period				44	44
Balance at Mar. 31, 2025	$ 1	$ 5,570	$ 6,497	$ 73	$ 12,141
Balance (in Shares) at Mar. 31, 2025	13,000,000